Equity - Option activity (Details) - Solaris LLC - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of shares
Options outstanding (in shares)	14,596
Granted (in shares)		14,596
Forfeited (in shares)	1,658
Options outstanding (in shares)	12,938	14,596
Exercisable (in shares)	3,235
Weighted average exercise price
Options outstanding (in dollars per share)	$ 135.00
Granted (in dollars per share)		$ 135.00
Options outstanding (in dollars per share)	135.00	$ 135.00
Exercisable (in dollars per share)	$ 135.00
Weighted average remaining contractual life in years
Outstanding	8 years 8 months 1 day	9 years 7 months 28 days
Exercisable	8 years 8 months 1 day